Common Stock and Warrants (Details Narrative)				1 Months Ended					3 Months Ended		12 Months Ended
		Jun. 09, 2022 USD ($) shares	May 25, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Apr. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) shares	Oct. 31, 2022 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Oct. 28, 2022 USD ($) shares	Sep. 14, 2022 USD ($) shares	Aug. 31, 2022 USD ($) shares	Aug. 12, 2022 USD ($) shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Broker warrants issued | shares	[1]										519,160	519,160
Stock Issued During Period, Value, Acquisitions		$ 35,000
Stock Issued During Period, Shares, Acquisitions | shares		500,000
Class of Warrant or Right, Outstanding | shares											24,935,560		9,623,510					0
Power [Member]
Class of Stock [Line Items]
Debt Conversion, Shares Issued | shares											2,144,444	2,144,444
Debt Conversion, amount											$ 96,500
Share price | $ / shares											$ 0.045
Fortunatus And Prout Lode Mining [Member]
Class of Stock [Line Items]
Notes Issued		$ 125,000
Purchase acquisition		185,000
Repayments of Long-Term Loans from Vendors		25,000
Stock Issued During Period, Value, Acquisitions		$ 35,000
Stock Issued During Period, Shares, Acquisitions | shares		500,000
Six Individuals [Member] | Private Placements [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares										5,000,000
Proceeds from Issuance or Sale of Equity										$ 150,000
Aug Sept Oct 2022 Private Placement [Member]
Class of Stock [Line Items]
Payment of Financing and Stock Issuance Costs									$ 14,748
Aug Sept Oct 2022 Private Placement [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares									8,807,700
Aug Sept Oct 2022 Private Placement [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued | shares									184,350
Placement Sep 2022 [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity												$ 689,868
Mineral Property Payment [Member] | John Gibbs [Member]
Class of Stock [Line Items]
Notes Issued					$ 26,100
Debt Conversion, Shares Issued | shares				443,110
Debt Conversion, amount				$ 26,100
Debt Conversion, Converted Interest, Amount				$ 463
Placement Aug 2022 [Member] | Warrants [Member] | Tranche 1 [Member]
Class of Stock [Line Items]
Warrant liability											$ 134,067						$ 129,812
[custom:WarrantIssued-0] | shares																	3,247,500
Loss on revaluation of warrant liability											4,255
Placement Aug 2022 [Member] | Warrants [Member] | Tranche 2 [Member]
Class of Stock [Line Items]
Warrant liability											95,351					$ 139,255
[custom:WarrantIssued-0] | shares																2,300,000
Fair Value Adjustment of Warrants											43,904
Placement Aug 2022 [Member] | Warrants [Member] | Tranche 3 [Member]
Class of Stock [Line Items]
Warrant liability											115,000				$ 100,656
[custom:WarrantIssued-0] | shares															2,760,200
Loss on revaluation of warrant liability											14,344
Placement Aug 2022 [Member] | Warrants [Member] | Tranche 4 [Member]
Class of Stock [Line Items]
Warrant liability											21,266			$ 18,630
[custom:WarrantIssued-0] | shares														500,000
Loss on revaluation of warrant liability											2,636
April 2022 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity						$ 394,082
April 2022 Private Placement [Member] | Gibbs Note 1 [Member]
Class of Stock [Line Items]
Notes Issued							$ 50,000
April 2022 Private Placement [Member] | Gibbs Note 2 [Member]
Class of Stock [Line Items]
Notes Issued							$ 25,000
April 2022 Private Placement [Member] | Gibbs Notes 1 And 2 [Member]
Class of Stock [Line Items]
Debt Conversion, Shares Issued | shares						1,181,250
Debt Conversion, amount						$ 75,000
April 2022 Private Placement [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares						6,250,000
April 2022 Private Placement [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued | shares						70,000
April 2022 Private Placement [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrant liability						$ 203,838					293,698
Loss on revaluation of warrant liability											89,860
Private Placement [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares													14,358,700
Proceeds from Issuance of Common Stock													$ 742,375
September 2021 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity								$ 190,552
September 2021 Private Placement [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares								3,108,700
September 2021 Private Placement [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued | shares								91,000
Placement Sept 2021 [Member] | Warrants 5 [Member]
Class of Stock [Line Items]
Warrant liability											115,122		341,145
Fair Value Adjustment of Warrants											226,023
May 2021 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity			$ 401,823
May 2021 Private Placement [Member] | Common Stock And One Warrant Unit [Member]
Class of Stock [Line Items]
Stock issued new, shares | shares			6,250,000
May 2021 Private Placement [Member] | Broker Warrants [Member]
Class of Stock [Line Items]
Broker warrants issued | shares			173,810
Placement May 2021 [Member] | Warrants 6 [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrant liability											225,316		$ 683,063
Fair Value Adjustment of Warrants											$ 457,747

[1]	Broker warrants expire 24 months from issue date